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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-6352

ING Series Fund, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:     May 31

Date of reporting period:  February 28, 2014

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Capital Allocation Fund
ING Core Equity Research Fund
ING Corporate Leaders 100 Fund
ING Large Cap Growth Fund
ING Small Company Fund
ING SMID Cap Equity Fund

The schedules are not audited.

ING CAPITAL ALLOCATION FUND	PORTFOLIO OF INVESTMENTS as of February 28, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 14.1%
124,966		iShares iBoxx $ High Yield Corporate Bond Fund	$11,863,023	5.9
120,027		iShares MSCI EAFE Index Fund	8,095,821	4.1
194,236		iShares MSCI EMU Index Fund	8,159,854	4.1

		Total Exchange-Traded Funds (Cost $26,430,364)	28,118,698	14.1

MUTUAL FUNDS: 84.8%
		Affiliated Investment Companies: 84.8%
1,252,179		ING Emerging Markets Equity Fund — Class I	13,673,791	6.8
3,192,016		ING Global Bond Fund — Class R6	35,463,300	17.7
212,729		ING Global Real Estate Fund — Class I	4,009,933	2.0
1,850,359		ING High Yield Bond Fund — Class I	15,709,547	7.9
195,012		ING Intermediate Bond Fund — Class R6	1,938,422	1.0
965,846		ING International Core Fund — Class I	10,836,791	5.4
1,651,722		ING Large Cap Growth Fund — Class R6	22,298,243	11.2
1,672,457		ING Large Cap Value Fund — Class R6	22,093,162	11.1
575,467		ING Mid Cap Value Fund — Class I	8,102,570	4.0
304,958	@	ING MidCap Opportunities Fund — Class R6	8,105,782	4.1
1,590,290		ING Multi-Manager International Equity Fund — Class I	19,194,806	9.6
436,319	@	ING Small Company Fund — Class R6	7,984,639	4.0

		Total Mutual Funds (Cost $145,225,670)	169,410,986	84.8

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: —%
		Energy: —%
200,000	±, X	Greater Ohio Ethanol, LLC, 6.301%, 12/31/13	—	—

		Total Corporate Bonds/Notes (Cost $199,256)	—	—

ASSET-BACKED SECURITIES: 0.1%
		Other Asset-Backed Securities: 0.1%
4,937		Chase Funding Trust Series 2003-5, 0.756%, 07/25/33	4,750	0.0
97,000	#	Credit-Based Asset Servicing and Securitization, LLC, 6.020%, 12/25/37	104,135	0.1
1,890		RAMP Series 2003-RS5 Trust, 0.776%, 06/25/33	1,725	0.0

		Total Asset-Backed Securities (Cost $103,824)	110,610	0.1

		Total Investments in Securities (Cost $171,959,114)	$197,640,294	99.0
		Assets in Excess of Other Liabilities	2,055,502	1.0
		Net Assets	$199,695,796	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

@	Non-income producing security

±	Defaulted security

X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

Cost for federal income tax purposes is $173,103,823.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$26,744,314
Gross Unrealized Depreciation	(2,207,843)
Net Unrealized Appreciation	$24,536,471

ING CAPITAL ALLOCATION FUND	PORTFOLIO OF INVESTMENTS as of February 28, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2014
Asset Table
Investments, at fair value
Exchange-Traded Funds	$28,118,698	$—	$—	$28,118,698
Mutual Funds	169,410,986	—	—	169,410,986
Corporate Bonds/Notes	—	—	—	—
Asset-Backed Securities	—	110,610	—	110,610
Total Investments, at fair value	$197,529,684	$110,610	$—	$197,640,294

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended February 28, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 5/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 2/28/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
ING Core Equity Research Fund — Class I	$5,841,478	$81,486	$(5,120,968)	$(801,996)	$—	$26,879	$705,013	$—
ING Core Equity Research Fund — Class R6	—	5,529,710	(5,529,710)	—	—	—	443,313	—
ING Emerging Markets Equity Fund — Class I	13,450,527	2,538,560	(2,115,397)	(199,899)	13,673,791	149,557	(37,913)	—
ING Global Bond Fund — Class I	39,165,440	—	(40,921,824)	1,756,384	—	136,972	—	—
ING Global Bond Fund — Class R6	—	44,636,371	(8,309,544)	(863,527)	35,463,300	1,013,310	(800,226)	—
ING Global Real Estate Fund — Class I	3,789,760	510,087	(384,273)	94,359	4,009,933	71,759	4,266	—
ING High Yield Bond Fund — Class I	15,761,712	2,273,356	(2,588,649)	263,128	15,709,547	679,732	(7,319)	—
ING Intermediate Bond Fund — Class I	13,812,465	—	(12,918,447)	(894,018)	—	3,709	—	—
ING Intermediate Bond Fund — Class R6	—	14,028,529	(12,240,008)	149,901	1,938,422	147,334	374,402	—
ING International Core Fund — Class I	36,774,518	1,151,565	(26,727,743)	(361,549)	10,836,791	235,261	1,128,368	25,592
ING Large Cap Growth Fund — Class I	16,521,043	—	(14,166,662)	(2,354,381)	—	—	—	—
ING Large Cap Growth Fund — Class R6	—	23,788,299	(5,520,107)	4,030,051	22,298,243	67,037	849,608	342,913
ING Large Cap Value Fund — Class I	16,519,944	—	(11,972,035)	(4,547,909)	—	—	—	—
ING Large Cap Value Fund — Class R6	—	23,341,529	(5,424,902)	4,176,535	22,093,162	240,792	881,407	1,444,874
ING Mid Cap Value Fund — Class I	7,852,303	1,598,528	(1,294,422)	(53,839)	8,102,570	41,936	107,802	1,295,855
ING MidCap Opportunities Fund — Class I	7,803,235	—	(4,081,382)	(3,721,853)	—	—	—	—
ING MidCap Opportunities Fund — Class R6	—	4,879,629	(741,672)	3,967,825	8,105,782	—	394,574	642,092
ING Multi-Manager International Equity Fund — Class I	—	18,888,894	(2,388,567)	2,694,479	19,194,806	192,327	175,526	17,826
ING Small Company Fund — Class I	7,826,645	—	(4,997,319)	(2,829,326)	—	—	—	—
ING Small Company Fund — Class R6	—	5,827,208	(1,089,392)	3,246,823	7,984,639	—	334,578	673,734
	$185,119,070	$149,073,751	$(168,533,023)	$3,751,188	$169,410,986	$3,006,605	$4,553,399	$4,442,886

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

ING CORE EQUITY RESEARCH FUND	PORTFOLIO OF INVESTMENTS as of February 28, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 96.8%
		Consumer Discretionary: 11.1%
7,400	@	Chipotle Mexican Grill, Inc.	$4,182,554	0.9
162,600		Comcast Corp. — Class A	8,404,794	1.8
73,304	@	Delphi Automotive PLC	4,879,847	1.1
76,400	@	Jarden Corp.	4,696,308	1.0
119,179		Macy’s, Inc.	6,895,697	1.5
87,300		Nike, Inc.	6,835,590	1.5
99,500		Starbucks Corp.	7,060,520	1.6
97,700		Walt Disney Co.	7,895,137	1.7
			50,850,447	11.1

		Consumer Staples: 7.5%
64,700		Costco Wholesale Corp.	7,556,960	1.6
89,600		CVS Caremark Corp.	6,553,344	1.4
59,500		Estee Lauder Cos., Inc.	4,095,980	0.9
61,000		Kimberly-Clark Corp.	6,731,350	1.5
88,200		Kraft Foods Group, Inc.	4,874,814	1.1
133,800		Mondelez International, Inc.	4,553,214	1.0
			34,365,662	7.5

		Energy: 11.5%
46,600		Anadarko Petroleum Corp.	3,921,856	0.9
141,200		Canadian Natural Resources Ltd.	5,170,744	1.1
28,900		EOG Resources, Inc.	5,474,238	1.2
164,620		ExxonMobil Corp.	15,847,967	3.4
94,600		Halliburton Co.	5,392,200	1.2
54,800		Hess Corp.	4,385,644	1.0
57,000		Occidental Petroleum Corp.	5,501,640	1.2
50,900		Range Resources Corp.	4,379,945	0.9
82,300	@	Rowan Companies PLC	2,745,528	0.6
			52,819,762	11.5

		Financials: 15.8%
56,400		Ameriprise Financial, Inc.	6,147,036	1.3
119,478		Arthur J. Gallagher & Co.	5,519,884	1.2
170,320		Citigroup, Inc.	8,282,662	1.8
286,800		Fifth Third Bancorp.	6,222,126	1.3
143,159		Gaming and Leisure Properties, Inc.	5,451,495	1.2
168,700	@	Invesco Ltd.	5,786,410	1.3
175,398		JPMorgan Chase & Co.	9,966,114	2.2
100,100		Prudential Financial, Inc.	8,466,458	1.8
225,300		Wells Fargo & Co.	10,458,426	2.3
209,026	@	XL Group PLC	6,354,390	1.4
			72,655,001	15.8

		Health Care: 11.5%
81,100		Abbott Laboratories	3,226,158	0.7
25,200	@	Actavis PLC	5,564,664	1.2
64,100		Amgen, Inc.	7,949,682	1.7
116,000	@	Gilead Sciences, Inc.	9,603,640	2.1
205,774		Merck & Co., Inc.	11,727,060	2.6
316,170		Pfizer, Inc.	10,152,219	2.2
49,100		Zimmer Holdings, Inc.	4,607,544	1.0
			52,830,967	11.5

		Industrials: 12.3%
81,700		Ametek, Inc.	4,349,708	0.9
66,600		Boeing Co.	8,586,072	1.9
81,600		Fluor Corp.	6,339,504	1.4
64,500		General Dynamics Corp.	7,065,330	1.5
504,700		Mueller Water Products, Inc.	4,870,355	1.1
41,400		Pall Corp.	3,560,400	0.8
32,100		Roper Industries, Inc.	4,353,402	1.0
25,500		TransDigm Group, Inc.	4,542,570	1.0
49,263		Union Pacific Corp.	8,886,060	1.9
42,300	@	Wesco International, Inc.	3,646,683	0.8
			56,200,084	12.3

		Information Technology: 17.6%
51,400	@	Ansys, Inc.	4,292,928	0.9
32,948		Apple, Inc.	17,338,556	3.8
45,387	@	Cognizant Technology Solutions Corp.	4,722,971	1.0
245,400		EMC Corp.	6,471,198	1.4
108,307		Fidelity National Information Services, Inc.	6,022,952	1.3
11,900	@	Google, Inc. — Class A	14,466,235	3.2
189,700		Jabil Circuit, Inc.	3,511,347	0.8
139,100		NetApp, Inc.	5,621,031	1.2
262,000		Oracle Corp.	10,246,820	2.2
81,950	@	TE Connectivity Ltd.	4,800,631	1.1
147,500	@	TIBCO Software, Inc.	3,214,025	0.7
			80,708,694	17.6

		Materials: 4.3%
63,000		Celanese Corp.	3,363,570	0.7
119,100		International Paper Co.	5,822,799	1.3
70,800	@	LyondellBasell Industries NV — Class A	6,236,064	1.3
40,300		Monsanto Co.	4,433,806	1.0
			19,856,239	4.3

		Telecommunication Services: 2.2%
211,700		Verizon Communications, Inc.	10,072,686	2.2

		Utilities: 3.0%
189,500		CenterPoint Energy, Inc.	4,481,675	1.0
65,000		DTE Energy Co.	4,664,400	1.0

ING CORE EQUITY RESEARCH FUND	PORTFOLIO OF INVESTMENTS as of February 28, 2014 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets

COMMON STOCK: (continued)
	Utilities: (continued)
83,500	Pinnacle West Capital Corp.	$4,646,775	1.0
		13,792,850	3.0

	Total Common Stock (Cost $323,540,590)	444,152,392	96.8

SHORT-TERM INVESTMENTS: 2.3%
	Mutual Funds: 2.3%
10,602,079	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%†† (Cost $10,602,079)	10,602,079	2.3

	Total Short-Term Investments (Cost $10,602,079)	10,602,079	2.3

	Total Investments in Securities (Cost $334,142,669)	$454,754,471	99.1
	Assets in Excess of Other Liabilities	3,984,928	0.9
	Net Assets	$458,739,399	100.0

††	Rate shown is the 7-day yield as of February 28, 2014.

@	Non-income producing security

Cost for federal income tax purposes is $335,788,170.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$121,422,623
Gross Unrealized Depreciation	(2,456,322)
Net Unrealized Appreciation	$118,966,301

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2014
Asset Table
Investments, at fair value
Common Stock*	$444,152,392	$—	$—	$444,152,392
Short-Term Investments	10,602,079	—	—	10,602,079
Total Investments, at fair value	$454,754,471	$—	$—	$454,754,471
Other Financial Instruments+
Futures	14,562	—	—	14,562
Total Assets	$454,769,033	$—	$—	$454,769,033

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

ING CORE EQUITY RESEARCH FUND	PORTFOLIO OF INVESTMENTS as of February 28, 2014 (Unaudited) (Continued)

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	4	03/21/14	$371,520	$14,562
			$371,520	$14,562

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of February 28, 2014 was as follows:

Derivatives not accounted for as hedging instruments

Asset Derivatives	Instrument Type	Fair Value
Equity contracts	Futures contracts	$14,562
Total Asset Derivatives		$14,562

ING CORPORATE LEADERS 100 FUND	PORTFOLIO OF INVESTMENTS as of February 28, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 98.4%
		Consumer Discretionary: 12.4%
13,123	@	Amazon.com, Inc.	$4,751,838	0.9
99,515		Comcast Corp. — Class A	5,143,930	1.0
337,816		Ford Motor Co.	5,198,988	1.0
126,858		General Motors Co.	4,592,260	0.9
62,996		Home Depot, Inc.	5,167,562	1.0
104,810		Lowe’s Cos., Inc.	5,243,644	1.0
53,210		McDonald’s Corp.	5,062,932	0.9
65,556		Nike, Inc.	5,133,035	1.0
65,715		Starbucks Corp.	4,663,137	0.9
82,630		Target Corp.	5,167,680	1.0
74,090		Time Warner, Inc.	4,973,662	0.9
147,397		Twenty-First Century Fox, Inc.	4,943,695	0.9
67,715		Walt Disney Co.	5,472,049	1.0
			65,514,412	12.4

		Consumer Staples: 10.6%
134,564		Altria Group, Inc.	4,879,291	0.9
125,623		Coca-Cola Co.	4,798,798	0.9
78,891		Colgate-Palmolive Co.	4,956,721	0.9
43,462		Costco Wholesale Corp.	5,076,362	1.0
72,113		CVS Caremark Corp.	5,274,345	1.0
146,936		Mondelez International, Inc.	5,000,232	1.0
62,259		PepsiCo, Inc.	4,985,078	1.0
59,606		Philip Morris International, Inc.	4,822,721	0.9
62,950		Procter & Gamble Co.	4,951,647	0.9
89,244		Walgreen Co.	6,064,130	1.2
65,648		Wal-Mart Stores, Inc.	4,903,906	0.9
			55,713,231	10.6

		Energy: 9.8%
65,266		Anadarko Petroleum Corp.	5,492,786	1.1
59,910		Apache Corp.	4,750,264	0.9
41,551		Chevron Corp.	4,792,077	0.9
73,836		ConocoPhillips	4,910,094	0.9
83,526		Devon Energy Corp.	5,380,745	1.0
51,459		ExxonMobil Corp.	4,953,958	0.9
102,418		Halliburton Co.	5,837,826	1.1
65,606		National Oilwell Varco, Inc.	5,054,286	1.0
54,594		Occidental Petroleum Corp.	5,269,413	1.0
57,888		Schlumberger Ltd.	5,383,584	1.0
			51,825,033	9.8

		Financials: 14.5%
100,995		American International Group, Inc.	5,026,521	1.0
95,185		Allstate Corp.	5,164,738	1.0
57,617		American Express Co.	5,259,280	1.0
332,163		Bank of America Corp.	5,490,654	1.0
149,445		Bank of New York Mellon Corp.	4,782,240	0.9
43,730	@	Berkshire Hathaway, Inc.	5,063,059	1.0
68,081		Capital One Financial Corp.	4,999,188	0.9
99,419		Citigroup, Inc.	4,834,746	0.9
29,375		Goldman Sachs Group, Inc.	4,889,469	0.9
89,074		JPMorgan Chase & Co.	5,061,185	1.0
96,484		Metlife, Inc.	4,888,844	0.9
167,321		Morgan Stanley	5,153,487	1.0
33,650		Simon Property Group, Inc.	5,427,409	1.0
128,181		US Bancorp.	5,273,366	1.0
113,447		Wells Fargo & Co.	5,266,210	1.0
			76,580,396	14.5

		Health Care: 12.3%
134,388		Abbott Laboratories	5,345,955	1.0
97,375		AbbVie, Inc.	4,957,361	0.9
44,696		Amgen, Inc.	5,543,198	1.1
74,540		Baxter International, Inc.	5,180,530	1.0
96,628		Bristol-Myers Squibb Co.	5,195,688	1.0
100,877		Eli Lilly & Co.	6,013,278	1.1
68,751	@	Gilead Sciences, Inc.	5,691,895	1.1
55,925		Johnson & Johnson	5,151,811	1.0
89,975		Medtronic, Inc.	5,331,918	1.0
103,361		Merck & Co., Inc.	5,890,543	1.1
168,193		Pfizer, Inc.	5,400,677	1.0
69,028		UnitedHealth Group, Inc.	5,333,794	1.0
			65,036,648	12.3

		Industrials: 13.8%
37,025		3M Co.	4,988,378	0.9
37,977		Boeing Co.	4,895,995	0.9
56,805		Caterpillar, Inc.	5,508,381	1.0
73,469		Emerson Electric Co.	4,794,587	0.9
36,085		FedEx Corp.	4,811,213	0.9
54,279		General Dynamics Corp.	5,945,722	1.1
185,078		General Electric Co.	4,713,937	0.9
56,724		Honeywell International, Inc.	5,357,014	1.0
35,120		Lockheed Martin Corp.	5,699,976	1.1
56,132		Norfolk Southern Corp.	5,159,092	1.0
57,082		Raytheon Co.	5,588,899	1.1
31,087		Union Pacific Corp.	5,607,473	1.1
49,199		United Parcel Service, Inc.—Class B	4,711,788	0.9
45,790		United Technologies Corp.	5,358,346	1.0
			73,140,801	13.8

		Information Technology: 16.2%
62,904	@	Accenture PLC	5,243,048	1.0
9,309		Apple, Inc.	4,898,768	0.9
231,992		Cisco Systems, Inc.	5,057,426	1.0
95,572	@	eBay, Inc.	5,616,767	1.1
205,979		EMC Corp.	5,431,666	1.0
96,106	@	Facebook, Inc.	6,579,417	1.3
4,654	@	Google, Inc. — Class A	5,657,635	1.1
183,892		Hewlett-Packard Co.	5,494,693	1.0
27,691		International Business Machines Corp.	5,127,543	1.0
199,684		Intel Corp.	4,944,176	0.9
61,945		Mastercard, Inc.	4,814,365	0.9
138,424		Microsoft Corp.	5,303,023	1.0
135,874		Oracle Corp.	5,314,032	1.0

ING CORPORATE LEADERS 100 FUND	PORTFOLIO OF INVESTMENTS as of February 28, 2014 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets

COMMON STOCK: (continued)
	Information Technology: (continued)
70,163	Qualcomm, Inc.	$5,282,572	1.0
117,582	Texas Instruments, Inc.	5,286,487	1.0
23,367	Visa, Inc.	5,279,540	1.0
		85,331,158	16.2

	Materials: 3.9%
115,737	Dow Chemical Co.	5,637,549	1.1
79,844	EI Du Pont de Nemours & Co.	5,319,207	1.0
137,028	Freeport-McMoRan Copper & Gold, Inc.	4,469,853	0.9
44,577	Monsanto Co.	4,904,362	0.9
		20,330,971	3.9

	Telecommunication Services: 1.8%
146,643	AT&T, Inc.	4,682,311	0.9
105,022	Verizon Communications, Inc.	4,996,947	0.9
		9,679,258	1.8

	Utilities: 3.1%
110,675	American Electric Power Co., Inc.	5,555,885	1.0
187,839	Exelon Corp.	5,712,184	1.1
125,899	Southern Co.	5,331,823	1.0
		16,599,892	3.1

	Total Common Stock (Cost $360,788,467)	519,751,800	98.4

SHORT-TERM INVESTMENTS: 1.1%
	Mutual Funds: 1.1%
6,011,068	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%†† (Cost $6,011,068)	6,011,068	1.1

	Total Short-Term Investments (Cost $6,011,068)	6,011,068	1.1

	Total Investments in Securities (Cost $366,799,535)	$525,762,868	99.5
	Assets in Excess of Other Liabilities	2,585,536	0.5
	Net Assets	$528,348,404	100.0

††	Rate shown is the 7-day yield as of February 28, 2014.

@	Non-income producing security

Cost for federal income tax purposes is $372,173,998.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$160,032,658
Gross Unrealized Depreciation	(6,443,788)
Net Unrealized Appreciation	$153,588,870

ING CORPORATE LEADERS 100 FUND	PORTFOLIO OF INVESTMENTS as of February 28, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2014
Asset Table
Investments, at fair value
Common Stock*	$519,751,800	$—	$—	$519,751,800
Short-Term Investments	6,011,068	—	—	6,011,068
Total Investments, at fair value	$525,762,868	$—	$—	$525,762,868
Other Financial Instruments+
Futures	254,879	—	—	254,879
Total Assets	$526,017,747	$—	$—	$526,017,747

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

ING Corporate Leaders 100 Fund Open Futures Contracts on February 28, 2014:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	57	03/21/14	$5,294,160	$254,879
			$5,294,160	$254,879

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of February 28, 2014 was as follows:

Derivatives not accounted for as hedging instruments

Asset Derivatives	Instrument Type	Fair Value
Equity contracts	Futures contracts	$254,879
Total Asset Derivatives		$254,879

ING LARGE CAP GROWTH FUND	PORTFOLIO OF INVESTMENTS as of February 28, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 98.3%
		Consumer Discretionary: 23.0%
24,069		CBS Corp. — Class B	$1,614,549	1.3
2,762	@	Chipotle Mexican Grill, Inc.	1,561,110	1.3
56,954		Comcast Corp. — Class A	2,943,952	2.5
28,542	@	Delphi Automotive PLC	1,900,041	1.6
14,276	@	Discovery Communications, Inc. — Class A	1,189,476	1.0
37,504		Gap, Inc.	1,640,800	1.4
39,313		Home Depot, Inc.	3,224,845	2.7
30,466		Macy’s, Inc.	1,762,763	1.5
15,010	@	Michael Kors Holdings Ltd.	1,471,430	1.2
29,137		Nike, Inc.	2,281,427	1.9
1,522	@	Priceline.com, Inc.	2,052,935	1.7
35,361		Starbucks Corp.	2,509,217	2.1
13,274	@	Ulta Salon Cosmetics & Fragrance, Inc.	1,190,545	1.0
27,209		Walt Disney Co.	2,198,759	1.8
			27,541,849	23.0

		Consumer Staples: 10.8%
36,116		Coca-Cola Enterprises, Inc.	1,700,341	1.4
16,098		Costco Wholesale Corp.	1,880,247	1.6
35,590		CVS Caremark Corp.	2,603,053	2.2
26,075		Estee Lauder Cos., Inc.	1,795,003	1.5
11,070		Hershey Co.	1,171,427	1.0
11,068		Kimberly-Clark Corp.	1,221,354	1.0
31,248		PepsiCo, Inc.	2,502,027	2.1
			12,873,452	10.8

		Energy: 4.7%
13,937		Anadarko Petroleum Corp.	1,172,938	1.0
19,810		Cabot Oil & Gas Corp.	693,350	0.6
10,430		EOG Resources, Inc.	1,975,650	1.6
31,333		Halliburton Co.	1,785,981	1.5
			5,627,919	4.7

		Financials: 4.2%
13,720		Ameriprise Financial, Inc.	1,495,343	1.2
5,989		Blackrock, Inc.	1,825,687	1.5
20,695		Prudential Financial, Inc.	1,750,383	1.5
			5,071,413	4.2

		Health Care: 13.6%
8,759	@	Actavis PLC	1,934,163	1.6
17,562		Allergan, Inc.	2,230,374	1.9
16,613		Amgen, Inc.	2,060,344	1.7
13,639	@	Celgene Corp.	2,192,469	1.9
45,069	@	Gilead Sciences, Inc.	3,731,263	3.1
14,060		McKesson Corp.	2,489,323	2.1
28,183	@	Mylan Laboratories	1,566,129	1.3
			16,204,065	13.6

		Industrials: 11.9%
25,155		Ametek, Inc.	1,339,252	1.1
16,062	@	BE Aerospace, Inc.	1,353,223	1.1
12,481		Boeing Co.	1,609,051	1.3
26,431		Danaher Corp.	2,021,707	1.7
7,252		Flowserve Corp.	588,935	0.5
27,531	@	Ingersoll-Rand PLC — Class A	1,683,245	1.4
15,425		Pall Corp.	1,326,550	1.1
12,001		Roper Industries, Inc.	1,627,576	1.4
15,003		Union Pacific Corp.	2,706,241	2.3
			14,255,780	11.9

		Information Technology: 25.9%
10,238		Apple, Inc.	5,387,645	4.5
21,502	@	Cognizant Technology Solutions Corp.	2,237,498	1.9
99,724		EMC Corp.	2,629,722	2.2
35,846	@	Facebook, Inc.	2,454,017	2.0
5,098	@	Google, Inc. — Class A	6,197,384	5.2
30,385		Intuit, Inc.	2,374,588	2.0
30,208		Mastercard, Inc.	2,347,766	1.9
29,668		NetApp, Inc.	1,198,884	1.0
66,805		Oracle Corp.	2,612,743	2.2
20,330	@	TE Connectivity Ltd.	1,190,931	1.0
10,588		Visa, Inc.	2,392,253	2.0
			31,023,431	25.9

		Materials: 4.2%
32,214		International Paper Co.	1,574,943	1.3
24,863	@	LyondellBasell Industries NV — Class A	2,189,933	1.9
10,809		Monsanto Co.	1,189,206	1.0
			4,954,082	4.2

		Total Common Stock (Cost $94,066,408)	117,551,991	98.3

SHORT-TERM INVESTMENTS: 0.6%
		Mutual Funds: 0.6%
761,277		BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%†† (Cost $761,277)	761,277	0.6

		Total Short-Term Investments (Cost $761,277)	761,277	0.6

		Total Investments in Securities (Cost $94,827,685)	$118,313,268	98.9
		Assets in Excess of Other Liabilities	1,364,479	1.1
		Net Assets	$119,677,747	100.0

††	Rate shown is the 7-day yield as of February 28, 2014.

@	Non-income producing security

ING LARGE CAP GROWTH FUND	PORTFOLIO OF INVESTMENTS as of February 28, 2014 (Unaudited) (Continued)

Cost for federal income tax purposes is $95,325,463.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$24,075,336
Gross Unrealized Depreciation	(1,087,531)
Net Unrealized Appreciation	$22,987,805

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2014
Asset Table
Investments, at fair value
Common Stock*	$117,551,991	$—	$—	$117,551,991
Short-Term Investments	761,277	—	—	761,277
Total Investments, at fair value	$118,313,268	$—	$—	$118,313,268

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

ING SMALL COMPANY FUND	PORTFOLIO OF INVESTMENTS as of February 28, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 95.2%
		Consumer Discretionary: 13.9%
11,300	@, L	Aeropostale, Inc.	$82,942	0.0
103,100	@	AMC Entertainment Holdings, Inc.	2,359,959	0.4
65,672	@	Bally Technologies, Inc.	4,449,278	0.8
101,300		Cheesecake Factory	4,813,776	0.9
73,100		Childrens Place Retail Stores, Inc.	3,959,827	0.7
212,367	@	Express, Inc.	3,884,192	0.7
177,000		Finish Line	4,782,540	0.8
16,981		Gildan Activewear, Inc.	871,974	0.2
58,200	@	Hibbett Sporting Goods, Inc.	3,336,606	0.6
132,098	@	Imax Corp.	3,533,622	0.6
68,200	@	Jack in the Box, Inc.	3,918,090	0.7
182,930		La-Z-Boy, Inc.	4,672,032	0.8
83,773	@	Life Time Fitness, Inc.	3,954,086	0.7
73,619		Monro Muffler, Inc.	4,392,846	0.8
280,600	@	Orient-Express Hotels Ltd.	4,321,240	0.8
57,826		Papa John’s International, Inc.	2,943,343	0.5
87,100		Pier 1 Imports, Inc.	1,647,932	0.3
54,615		Pool Corp.	3,192,793	0.6
54,300		Regis Corp.	763,458	0.1
105,100	@	Sally Beauty Holdings, Inc.	3,016,370	0.5
51,300	L	Sturm Ruger & Co., Inc.	3,269,862	0.6
56,400		Vail Resorts, Inc.	3,966,048	0.7
162,700		Wolverine World Wide, Inc.	4,288,772	0.8
26,970		Wyndham Worldwide Corp.	1,965,574	0.3
			78,387,162	13.9

		Consumer Staples: 1.9%
56,480		Casey’s General Stores, Inc.	3,868,315	0.7
174,977		Flowers Foods, Inc.	3,599,277	0.6
116,800		Pinnacle Foods, Inc.	3,307,776	0.6
			10,775,368	1.9

		Energy: 6.2%
147,000	@, L	Bill Barrett Corp.	3,724,980	0.7
84,750	@	Carrizo Oil & Gas, Inc.	4,215,465	0.7
199,500	@	Cloud Peak Energy, Inc.	3,870,300	0.7
167,500	@	EPL Oil & Gas, Inc.	5,041,750	0.9
556,600	@	Key Energy Services, Inc.	5,031,664	0.9
341,415	@, L	Nordic American Tankers Ltd.	3,608,756	0.6
668,500	@	Petroquest Energy, Inc.	3,162,005	0.6
99,519	@	Unit Corp.	6,110,467	1.1
			34,765,387	6.2

		Financials: 22.2%
39,600		American Campus Communities, Inc.	1,462,824	0.2
60,159		Cash America International, Inc.	2,407,563	0.4
155,100		Colony Financial, Inc.	3,502,158	0.6
278,209		CubeSmart	4,871,440	0.9
135,400		CyrusOne, Inc.	3,008,588	0.5
614,265		DCT Industrial Trust, Inc.	4,864,979	0.9
80,429	@	Encore Capital Group, Inc.	3,910,458	0.7
93,473		EPR Properties	4,978,372	0.9
19,070		EverBank Financial Corp.	341,734	0.1
181,463		First American Financial Corp.	4,888,613	0.9
60,800		First Financial Holdings, Inc.	3,723,392	0.7
47,438	@	First NBC Bank Holding Co.	1,583,006	0.3
252,746		FirstMerit Corp.	5,247,007	0.9
23,900		Infinity Property & Casualty Corp.	1,762,625	0.3
27,200		Jones Lang LaSalle, Inc.	3,351,040	0.6
157,910		LaSalle Hotel Properties	4,948,899	0.9
75,711		MarketAxess Holdings, Inc.	4,469,977	0.8
153,200		MB Financial Corp.	4,677,196	0.8
63,354		Primerica, Inc.	2,839,526	0.5
81,922		ProAssurance Corp.	3,724,174	0.7
58,809		Prosperity Bancshares, Inc.	3,723,198	0.7
299,600		Radian Group, Inc.	4,658,780	0.8
160,883	L	Redwood Trust, Inc.	3,233,748	0.6
121,900		Selective Insurance Group	2,808,576	0.5
33,406	@	Signature Bank	4,373,848	0.8
87,700	@	Springleaf Holdings, Inc.	2,470,509	0.4
121,100		Starwood Property Trust, Inc.	2,908,822	0.5
185,800		Sterling Bancorp/DE	2,385,672	0.4
76,685	@	Stifel Financial Corp.	3,687,782	0.6
376,900		Susquehanna Bancshares, Inc.	4,123,286	0.7
38,592	@	SVB Financial Group	4,859,119	0.9
136,540	@	Talmer Bancorp, Inc.	1,895,175	0.3
21,200	@	Virtus Investment Partners	3,925,392	0.7
169,100		Webster Financial Corp.	5,237,027	0.9
93,841		Wintrust Financial Corp.	4,342,962	0.8
			125,197,467	22.2

		Health Care: 9.8%
23,231	@	Acceleron Pharma, Inc.	1,090,231	0.2
52,576	@	Acorda Therapeutics, Inc.	1,926,385	0.3
13,354	@	Align Technology, Inc.	698,815	0.1
163,600	@	AMN Healthcare Services, Inc.	2,278,948	0.4
36,585	@	Amsurg Corp.	1,604,618	0.3
66,022	@	Centene Corp.	4,204,281	0.7
50,100	@	Charles River Laboratories International, Inc.	2,976,441	0.5

ING SMALL COMPANY FUND	PORTFOLIO OF INVESTMENTS as of February 28, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Health Care: (continued)
16,229	@	Cubist Pharmaceuticals, Inc.	$1,290,530	0.2
127,100	@	Envision Healthcare Holdings, Inc.	4,278,186	0.8
77,272	@	Haemonetics Corp.	2,818,883	0.5
180,710		Healthsouth Corp.	5,905,603	1.1
54,523	@	Impax Laboratories, Inc.	1,405,058	0.3
90,900	@	InterMune, Inc.	2,730,636	0.5
88,300	@	Masimo Corp.	2,256,065	0.4
55,866	@	Medicines Co.	1,706,706	0.3
55,644	@	Mednax, Inc.	3,384,268	0.6
90,071	@	Nektar Therapeutics	1,155,611	0.2
96,934		Owens & Minor, Inc.	3,365,548	0.6
73,834		Steris Corp.	3,407,439	0.6
80,900	@	Thoratec Corp.	3,004,626	0.5
60,200	@	WellCare Health Plans, Inc.	3,721,564	0.7
			55,210,442	9.8

		Industrials: 17.9%
144,426		Actuant Corp.	5,063,575	0.9
9,900		Acuity Brands, Inc.	1,396,395	0.2
109,100	@	Atlas Air Worldwide Holdings, Inc.	3,287,183	0.6
129,100		Barnes Group, Inc.	4,963,895	0.9
338,998	@	Blount International, Inc.	4,152,725	0.7
201,400		Brady Corp.	5,387,450	1.0
75,576		Clarcor, Inc.	4,378,118	0.8
48,460	@	Clean Harbors, Inc.	2,290,220	0.4
74,200		Curtiss-Wright Corp.	5,057,472	0.9
117,990	@, L	Diana Shipping, Inc.	1,536,230	0.3
88,100		Forward Air Corp.	3,811,206	0.7
28,300	@	FTI Consulting, Inc.	826,077	0.1
134,260		Healthcare Services Group	3,615,622	0.6
241,600		Heartland Express, Inc.	4,923,808	0.9
104,528	@	HUB Group, Inc.	4,083,909	0.7
143,400		KAR Auction Services, Inc.	4,468,344	0.8
39,167	@	Mobile Mini, Inc.	1,762,907	0.3
195,000	@	Orbital Sciences Corp.	5,541,900	1.0
47,500		Regal-Beloit Corp.	3,500,275	0.6
129,472		Resources Connection, Inc.	1,773,766	0.3
46,000	@	Teledyne Technologies, Inc.	4,507,080	0.8
114,951	@	Tetra Tech, Inc.	3,319,785	0.6
72,596		Toro Co.	4,808,033	0.8
76,800		Universal Forest Products, Inc.	4,280,064	0.8
82,203		Waste Connections, Inc.	3,556,924	0.6
71,100		Watts Water Technologies, Inc.	4,381,182	0.8
101,477		Woodward Governor Co.	4,423,382	0.8
			101,097,527	17.9

		Information Technology: 15.8%
73,900	@	Advanced Energy Industries, Inc.	2,027,816	0.4
29,277	@	Ansys, Inc.	2,445,215	0.4
160,500	@	Aruba Networks, Inc.	3,291,855	0.6
189,072	@	Bankrate, Inc.	3,806,019	0.7
76,154	@, L	Blackhawk Network Holdings, Inc.	1,887,096	0.3
25,470	@	CACI International, Inc.	2,007,800	0.3
135,532	@	Cardtronics, Inc.	5,491,757	1.0
148,039	@	CommScope Holding Co., Inc.	3,581,063	0.6
72,800	@	Commvault Systems, Inc.	5,014,464	0.9
180,586		EVERTEC, Inc.	4,381,016	0.8
218,600	@	Fairchild Semiconductor International, Inc.	3,077,888	0.5
180,500	@	Finisar Corp.	4,277,850	0.8
67,900		Flir Systems, Inc.	2,318,106	0.4
290,000	@	Formfactor, Inc.	2,067,700	0.4
281,100	@	Integrated Device Technology, Inc.	3,314,169	0.6
93,300		j2 Global, Inc.	4,795,620	0.8
78,578	@	Micros Systems, Inc.	4,361,865	0.8
160,700	@	Microsemi Corp.	3,705,742	0.7
136,794		MKS Instruments, Inc.	4,112,028	0.7
70,500		Plantronics, Inc.	3,128,790	0.5
23,497	@	Plexus Corp.	966,902	0.2
244,600	@	Polycom, Inc.	3,267,856	0.6
167,350	@	Progress Software Corp.	4,173,709	0.7
76,600	@	PTC, Inc.	3,011,146	0.5
170,500	@	QLIK Technologies, Inc.	5,200,250	0.9
51,000	@	Rofin-Sinar Technologies, Inc.	1,196,970	0.2
26,800	@	WEX, Inc.	2,594,776	0.5
			89,505,468	15.8

		Materials: 4.4%
278,820		Commercial Metals Co.	5,395,167	0.9
127,200		HB Fuller Co.	6,166,656	1.1
81,037		Minerals Technologies, Inc.	4,335,480	0.8
431,900	@, L	Thompson Creek Metals Co., Inc.	1,148,854	0.2
92,468		Worthington Industries	3,685,774	0.6
251,600		Zep, Inc.	4,428,160	0.8
			25,160,091	4.4

		Utilities: 3.1%
82,860		Cleco Corp.	4,095,770	0.7
122,100		El Paso Electric Co.	4,304,025	0.8
66,460		Idacorp, Inc.	3,734,387	0.7
75,700	@	ONE Gas, Inc.	2,572,286	0.4
82,600		Portland General Electric Co.	2,626,680	0.5
			17,333,148	3.1

		Total Common Stock (Cost $428,563,176)	537,432,060	95.2

ING SMALL COMPANY FUND	PORTFOLIO OF INVESTMENTS as of February 28, 2014 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 1.7%
82,000	iShares Russell 2000 Index Fund	$9,636,640	1.7

	Total Exchange-Traded Funds (Cost $7,302,097)	9,636,640	1.7

	Total Long-Term Investments (Cost $435,865,273)	547,068,700	96.9

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 5.0%
	Securities Lending Collateralcc(1): 2.0%
2,624,499	Cantor Fitzgerald, Repurchase Agreement dated 02/28/14, 0.06%, due 03/03/14 (Repurchase Amount $2,624,512, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–10.500%, Market Value plus accrued interest $2,676,989, due 05/15/14–05/01/51)	2,624,499	0.5
2,624,499	Daiwa Capital Markets, Repurchase Agreement dated 02/28/14, 0.07%, due 03/03/14 (Repurchase Amount $2,624,514, collateralized by various U.S. Government Agency Obligations, 1.322%–6.500%, Market Value plus accrued interest $2,676,990, due 06/01/17–03/01/48)	2,624,499	0.5
2,624,499	Deutsche Bank AG, Repurchase Agreement dated 02/28/14, 0.06%, due 03/03/14 (Repurchase Amount $2,624,512, collateralized by various U.S. Government Agency Obligations, 3.000%–4.000%, Market Value plus accrued interest $2,676,989, due 11/01/33–05/20/43)	2,624,499	0.5
2,624,499	HSBCSecuritiesUSA, Repurchase Agreement dated 02/28/14, 0.05%, due 03/03/14 (Repurchase Amount $2,624,510, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–9.375%, Market Value plus accrued interest $2,677,013, due 03/14/14–07/15/32)	2,624,499	0.4
552,512	UBS Warburg LLC, Repurchase Agreement dated 02/28/14, 0.06%, due 03/03/14 (Repurchase Amount $552,515, collateralized by various U.S. Government Securities, 0.000%–11.250%, Market Value plus accrued interest $563,562, due 03/06/14–02/15/44)	552,512	0.1
		11,050,508	2.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.0%
17,081,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%†† (Cost $17,081,000)	17,081,000	3.0

	Total Short-Term Investments (Cost $28,131,508)	28,131,508	5.0

	Total Investments in Securities (Cost $463,996,781)	$575,200,208	101.9
	Liabilities in Excess of Other Assets	(10,590,817)	(1.9)
	Net Assets	$564,609,391	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

††	Rate shown is the 7-day yield as of February 28, 2014.

@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.

L	Loaned security, a portion or all of the security is on loan at February 28, 2014.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

ING SMALL COMPANY FUND	PORTFOLIO OF INVESTMENTS as of February 28, 2014 (Unaudited) (Continued)

Cost for federal income tax purposes is $464,012,169.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$122,778,597
Gross Unrealized Depreciation	(11,590,558)
Net Unrealized Appreciation	$111,188,039

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2014
Asset Table
Investments, at fair value
Common Stock*	$537,432,060	$—	$—	$537,432,060
Exchange-Traded Funds	9,636,640	—	—	9,636,640
Short-Term Investments	17,081,000	11,050,508	—	28,131,508
Total Investments, at fair value	$564,149,700	$11,050,508	$—	$575,200,208

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

ING SMID CAP EQUITY FUND	PORTFOLIO OF INVESTMENTS as of February 28, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 97.5%
		Consumer Discretionary: 14.1%
66,890	@	Ascena Retail Group, Inc.	$1,223,418	0.6
29,053	@	Bally Technologies, Inc.	1,968,341	1.0
50,800	@	Big Lots, Inc.	1,501,140	0.8
73,975		Dana Holding Corp.	1,603,778	0.8
8,700	@	Fossil Group, Inc.	999,717	0.5
55,700	@	Imax Corp.	1,489,975	0.7
89,300		Interpublic Group of Cos., Inc.	1,582,396	0.8
24,500	@, L	Life Time Fitness, Inc.	1,156,400	0.6
77,100	@	LKQ Corp.	2,150,319	1.1
33,221		Monro Muffler, Inc.	1,982,297	1.0
8,500	@	Panera Bread Co.	1,541,220	0.8
15,600		Polaris Industries, Inc.	2,090,868	1.1
38,500	@	Sally Beauty Holdings, Inc.	1,104,950	0.6
35,200	@	Tempur Sealy International, Inc.	1,825,824	0.9
16,800	@	Ulta Salon Cosmetics & Fragrance, Inc.	1,506,792	0.8
19,900	@	Under Armour, Inc.	2,251,685	1.1
25,300		Wyndham Worldwide Corp.	1,843,864	0.9
			27,822,984	14.1

		Consumer Staples: 2.2%
19,502		Church & Dwight Co., Inc.	1,325,746	0.7
14,400		Energizer Holdings, Inc.	1,401,696	0.7
76,925		Flowers Foods, Inc.	1,582,347	0.8
			4,309,789	2.2

		Energy: 7.7%
36,050	@	C&J Energy Services, Inc.	931,892	0.5
11,000		CARBO Ceramics, Inc.	1,364,550	0.7
66,000	@	Energy XXI Bermuda Ltd.	1,528,560	0.8
52,500	@	EPL Oil & Gas, Inc.	1,580,250	0.8
17,225		Helmerich & Payne, Inc.	1,700,969	0.9
94,400		Peabody Energy Corp.	1,657,664	0.8
51,150		QEP Resources, Inc.	1,479,770	0.7
37,700		RPC, Inc.	694,057	0.3
58,349		Superior Energy Services	1,726,547	0.9
42,545	@	Unit Corp.	2,612,263	1.3
			15,276,522	7.7

		Financials: 23.0%
28,000		American Campus Communities, Inc.	1,034,320	0.5
71,500		Ares Capital Corp.	1,289,145	0.6
35,800		Arthur J. Gallagher & Co.	1,653,960	0.8
73,000		BankUnited, Inc.	2,444,040	1.2
93,700		Brixmor Property Group, Inc.	2,068,896	1.0
61,000		Carlyle Group L.P.	2,212,470	1.1
103,300		DDR Corp.	1,716,846	0.9
7,900		Essex Property Trust, Inc.	1,321,275	0.7
41,300		Extra Space Storage, Inc.	2,027,830	1.0
12,700		Federal Realty Investment Trust	1,413,637	0.7
60,400		Fidelity National Financial, Inc.	1,996,824	1.0
49,000		First Republic Bank	2,546,530	1.3
47,000		HCC Insurance Holdings, Inc.	2,063,300	1.0
44,603		LaSalle Hotel Properties	1,397,858	0.7
44,500		PacWest Bancorp	1,931,300	1.0
39,238		ProAssurance Corp.	1,783,760	0.9
47,987		Raymond James Financial, Inc.	2,532,754	1.3
68,340	@	Santander Consumer USA Holdings, Inc.	1,731,052	0.9
16,300	@	Signature Bank	2,134,159	1.1
21,100		SL Green Realty Corp.	2,095,863	1.1
62,600		Starwood Property Trust, Inc.	1,503,652	0.8
17,006	@	SVB Financial Group	2,141,225	1.1
412,332		Synovus Financial Corp.	1,434,915	0.7
45,100		UnumProvident Corp.	1,568,578	0.8
21,500		Waddell & Reed Financial, Inc.	1,498,550	0.8
			45,542,739	23.0

		Health Care: 10.6%
26,700	@	Alkermes PLC	1,299,489	0.7
11,500	@	BioMarin Pharmaceuticals, Inc.	931,500	0.5
9,860	@	Bio-Rad Laboratories, Inc.	1,279,039	0.6
18,838	@	Catamaran Corp.	849,217	0.4
19,855	@	Centene Corp.	1,264,366	0.6
24,900	@	Community Health Systems, Inc.	1,033,599	0.5
13,167	@	Cubist Pharmaceuticals, Inc.	1,047,040	0.5
56,100	@	Envision Healthcare Holdings, Inc.	1,888,326	1.0
52,700		Healthsouth Corp.	1,722,236	0.9
16,400	@	Impax Laboratories, Inc.	422,628	0.2
6,100	@	Incyte Corp., Ltd.	391,986	0.2
7,800	@	Medivation, Inc.	560,898	0.3
32,600	@	Mednax, Inc.	1,982,732	1.0
6,236	@	Mettler Toledo International, Inc.	1,532,559	0.8
18,800	@	Premier, Inc.	628,860	0.3
35,726	L	Resmed, Inc.	1,572,659	0.8
29,100		Steris Corp.	1,342,965	0.7
11,853	@	Thoratec Corp.	440,221	0.2
8,742	@	United Therapeutics Corp.	886,614	0.4
			21,076,934	10.6

ING SMID CAP EQUITY FUND	PORTFOLIO OF INVESTMENTS as of February 28, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Industrials: 13.7%
66,600		Actuant Corp.	$2,334,996	1.2
33,000	@	Atlas Air Worldwide Holdings, Inc.	994,290	0.5
70,973	@	Blount International, Inc.	869,419	0.4
44,300		Brady Corp.	1,185,025	0.6
19,800		Cintas Corp.	1,201,068	0.6
33,919		Clarcor, Inc.	1,964,928	1.0
24,400	@	Clean Harbors, Inc.	1,153,144	0.6
32,100	@	EnPro Industries, Inc.	2,299,323	1.2
23,776	@	FTI Consulting, Inc.	694,021	0.4
50,133		Harsco Corp.	1,259,341	0.6
21,870		JB Hunt Transport Services, Inc.	1,571,797	0.8
52,100		KAR Auction Services, Inc.	1,623,436	0.8
29,000		Kennametal, Inc.	1,268,460	0.6
59,045	@	Orbital Sciences Corp.	1,678,059	0.8
31,000		Regal-Beloit Corp.	2,284,390	1.2
6,500		Triumph Group, Inc.	423,800	0.2
40,500		Waste Connections, Inc.	1,752,435	0.9
63,000		Xylem, Inc.	2,479,050	1.3
			27,036,982	13.7

		Information Technology: 14.2%
19,297	@	Ansys, Inc.	1,611,685	0.8
40,800	@	Aruba Networks, Inc.	836,808	0.4
46,800		Broadridge Financial Solutions ADR	1,767,168	0.9
47,000		Flir Systems, Inc.	1,604,580	0.8
84,120	@	Fortinet, Inc.	1,947,378	1.0
41,700	@	Informatica Corp.	1,733,052	0.9
104,800		Intersil Corp.	1,333,056	0.7
95,800		Jabil Circuit, Inc.	1,773,258	0.9
32,730	@	Micros Systems, Inc.	1,816,842	0.9
59,400	@	Nuance Communications, Inc.	908,226	0.5
210,800	@	ON Semiconductor Corp.	1,968,872	1.0
198,100	@	PMC — Sierra, Inc.	1,454,054	0.7
34,300	@	QLIK Technologies, Inc.	1,046,150	0.5
45,155	@	SolarWinds, Inc.	2,085,258	1.0
109,000	@	Teradyne, Inc.	2,210,520	1.1
80,900	@	TIBCO Software, Inc.	1,762,811	0.9
60,978	@	Trimble Navigation Ltd.	2,326,311	1.2
			28,186,029	14.2

		Materials: 8.6%
30,550		Albemarle Corp.	2,015,994	1.0
9,800		Ashland, Inc.	924,826	0.5
45,700	L	Cliffs Natural Resources, Inc.	915,371	0.5
17,800		Compass Minerals International, Inc.	1,519,230	0.8
46,000	@	Crown Holdings, Inc.	2,070,920	1.0
17,500		Domtar Corp.	1,938,650	1.0
41,100		Greif, Inc. — Class A	2,057,466	1.0
12,456		Martin Marietta Materials, Inc.	1,519,383	0.8
15,740		Minerals Technologies, Inc.	842,090	0.4
33,700		Silgan Holdings, Inc.	1,624,677	0.8
91,000		Steel Dynamics, Inc.	1,587,040	0.8
			17,015,647	8.6

		Telecommunication Services: 0.8%
50,340	@	TW Telecom, Inc.	1,540,908	0.8

		Utilities: 2.6%
38,200		AGL Resources, Inc.	1,796,928	0.9
25,000		Alliant Energy Corp.	1,356,000	0.7
42,500		Great Plains Energy, Inc.	1,116,475	0.6
12,000		National Fuel Gas Co.	901,440	0.4
			5,170,843	2.6

		Total Common Stock (Cost $149,883,863)	192,979,377	97.5

EXCHANGE-TRADED FUNDS: 0.7%
12,000		iShares Russell 2000 Index Fund	1,410,240	0.7

		Total Exchange-Traded Funds (Cost $947,906)	1,410,240	0.7

RIGHTS: —%
		Materials: —%
3,200	@, X	Gerber Scientific	—	—

		Total Rights (Cost $—)	—	—

		Total Long-Term Investments (Cost $150,831,769)	194,389,617	98.2

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 3.6%
		Securities Lending Collateralcc(1): 1.5%
16,468		Barclays Bank PLC, Repurchase Agreement dated 02/28/14, 0.04%, due 03/03/14 (Repurchase Amount $16,468, collateralized by various U.S. Government Securities, 0.000%–3.625%, Market Value plus accrued interest $16,797, due 11/15/16–08/15/43)	16,468	0.0

ING SMID CAP EQUITY FUND	PORTFOLIO OF INVESTMENTS as of February 28, 2014 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc(1): (continued)
1,000,000	Deutsche Bank AG, Repurchase Agreement dated 02/28/14, 0.06%, due 03/03/14 (Repurchase Amount $1,000,005, collateralized by various U.S. Government Agency Obligations, 3.000%–4.000%, Market Value plus accrued interest $1,020,000, due 11/01/33–05/20/43)	$1,000,000	0.5
1,000,000	Goldman Sachs & Co., Repurchase Agreement dated 02/28/14, 0.05%, due 03/03/14 (Repurchase Amount $1,000,004, collateralized by various U.S. Government Agency Obligations, 2.260%–6.500%, Market Value plus accrued interest $1,020,000, due 08/01/25–02/01/44)	1,000,000	0.5
1,000,000	Morgan Stanley, Repurchase Agreement dated 02/28/14, 0.06%, due 03/03/14 (Repurchase Amount $1,000,005, collateralized by various U.S. Government Agency Obligations, 1.362%–8.500%, Market Value plus accrued interest $1,020,000, due 05/01/17–12/01/44)	1,000,000	0.5
		3,016,468	1.5

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.1%
4,108,906	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%†† (Cost $4,108,906)	4,108,906	2.1

	Total Short-Term Investments (Cost $7,125,374)	7,125,374	3.6

	Total Investments in Securities (Cost $157,957,143)	$201,514,991	101.8
	Liabilities in Excess of Other Assets	(3,481,504)	(1.8)
	Net Assets	$198,033,487	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

††	Rate shown is the 7-day yield as of February 28, 2014.

@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.

L	Loaned security, a portion or all of the security is on loan at February 28, 2014.

X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $158,113,146.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$46,409,687
Gross Unrealized Depreciation	(3,007,842)
Net Unrealized Appreciation	$43,401,845

ING SMID CAP EQUITY FUND	PORTFOLIO OF INVESTMENTS as of February 28, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2014
Asset Table
Investments, at fair value
Common Stock*	$192,979,377	$—	$—	$192,979,377
Exchange-Traded Funds	1,410,240	—	—	1,410,240
Rights	—	—	—	—
Short-Term Investments	4,108,906	3,016,468	—	7,125,374
Total Investments, at fair value	$198,498,523	$3,016,468	$—	$201,514,991

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Series Fund, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	April 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	April 25, 2014

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	April 25, 2014